COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]

22. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

          The Group has entered into certain operating leasing arrangements relating to the lease of the Group’s office premises. Payments made under operating leases are expensed on a straight-line basis over the term of the lease. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were US$691, US$766 and US$912 respectively.

          Future minimum lease payments for non-cancellable operating leases as of December 31, 2011 are as follows:

US$

2012	478
2013	344
2014	1
2015 and thereafter	—

Total	823

(b) Capital commitments

          Capital commitments as of December 31, 2011 were approximately US$960 (RMB6,049), representing contracted but unpaid amounts for the purchase of property, plant and equipment by Binglangjiang and Husahe.

(c) Other commitments

         During the year ended December 31, 2011, the Company entered into compensation agreements with certain land owners in the Fujian Province, the PRC, who lost the usage of their land due to the operation of the Company’s hydroelectric power projects in the areas. These agreements have terms ranging from 5 to 43 years from the date of signing of the compensation agreements. The annual compensation is based on the relevant land acres and agreed compensation rate per acre. The total compensation costs paid to the land owners, where were recorded in “cost of revenues”, were US$166 for the year ended December 31, 2011.

          Future minimum compensation costs to be paid to the land owners for the five years succeeding December 31, 2011 are as follows:

US$

2012	141
2013	146
2014	144
2015	144
2016	144
Thereafter	3,884

Total	4,603

(d) Loan guarantee commitments

          Pursuant to an agreement signed in May 2011 between Wuliting and Guangsha Construction Group Co., Ltd. (“Guangsha”), the original shareholder of Wuliting, Guangsha agreed to provide guarantee on the bank loans of Wuliting amounting to RMB90,000 from April 1, 2011 to April 1, 2013. In connection with the loan guarantee provided by Guangsha, the Company signed an agreement with Guangsha to provide a counter guarantee to Guangsha’s guarantee obligation. Pursuant to the counter guarantee agreement, the Company is obligated to reimburse Guangsha for all bank loans, interests, penalties and all other related costs Guangsha guaranteed in the event that Wuliting is not able to fulfill its loan payment obligations when become due. In addition, pursuant to the counter guarantee agreement, the Company agreed to pay Guangsha an annual guarantee fee based on an annual interest rate of 2.25% on the outstanding loan balances of Wuliting. The amount of the guarantee fee was US$239K for the year ended December 31, 2011.

(e) Other contingencies

          As of December 31, 2011, the Group has not obtained formal title certificates with respect to the land that the Group used at the hydroelectric power projects of Wuliting, Zhougongyuan, Binglangjiang, Jinlong, Jintang, Jinling and Jinwei with a total area of approximately 2,571,106 meter square. The management is in the process of completing the legal procedures for obtaining the relevant title certificates for the parcels of land and buildings involved and registering them in the name of the Group’s operating companies. In addition, the Group has not passed the completion acceptance procedure for hydroelectric power projects of Wangkeng, Banzhu, Shapulong, Jinlong, Jintang, Jinwei and Jinling. Moreover, the hydroelectric power projects of Husahe and Jinling cannot verify whether they have passed completion acceptance due to the loss of files caused by flood in 2004. The management is in the process of performing the completion acceptance procedure for these hydroelectric power projects. In the opinion of management, the likelihood of not obtaining the formal title certificates and completing the acceptance procedures is remote based on current facts and circumstances.

          There were no significant contingencies as of December 31, 2010 and 2011.